Note 16 - Stock Options and Stock-based Employee Compensation - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) [Member] shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Balance (in shares) | shares	165
Weighted- Average Grant Date Fair Value, Outstanding, Beginning Balance (in dollars per share) | $ / shares	$ 2,603.71
Vested (in shares) | shares	(3)
Vested Weighted- Average Grant Date Fair Value, Outstanding (in dollars per share) | $ / shares	$ 45,600.69
Cancelled (in shares) | shares	(8)
Cancelled, Weighted- Average Grant Date Fair Value, Outstanding (in dollars per share) | $ / shares	$ 1,193.5
Balance (in shares) | shares	154
Weighted- Average Grant Date Fair Value, Outstanding (in dollars per share) | $ / shares	$ 1,895.03